Option Activity - Baidu, Inc. (Detail) (Parent Company, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Parent Company
Share Option Roll Forward - Number of shares
Outstanding, December 31, 2012	209,338
Granted	93,079
Exercised	(29,658)
Forfeited/Cancelled	(40,187)
Outstanding, December 31, 2013	232,572
Vested and expected to vest at December 31, 2013	199,093
Exercisable at December 31, 2013	44,699
Share Option Roll Forward - Weighted-Average Exercise Price
Outstanding, December 31, 2012	$ 1,013.10
Granted	$ 950.60
Exercised	$ 913.40
Forfeited/Cancelled	$ 769.62
Outstanding, December 31, 2013	$ 1,042.90
Vested and expected to vest at December 31, 2013	$ 1,036.60
Exercisable at December 31, 2013	$ 859.40
Share Option Roll Forward - Weighted-Average Remaining Contractual Life (in years)
Outstanding, December 31, 2012	4 years 3 months 15 days
Outstanding, December 31, 2013	8 years 7 months 13 days
Vested and expected to vest at December 31, 2013	8 years 6 months 29 days
Exercisable at December 31, 2013	7 years 5 months 23 days
Share Option Roll Forward - Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2012	$ 16,264
Outstanding, December 31, 2013	171,156
Vested and expected to vest at December 31, 2013	147,764
Exercisable at December 31, 2013	$ 41,095